Portfolio of Investments
Columbia Ultra Short Term Bond Fund, October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 33.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Master Owner Trust
Series 2018-1 Class A2
01/17/2023	2.700%	2,885,000	2,898,828
Series 2018-2 Class A
05/15/2023	3.290%	15,950,000	16,205,033
American Credit Acceptance Receivables Trust(a)
Series 2020-2 Class A
12/13/2023	1.650%	1,775,930	1,787,559
Subordinated Series 2018-2 Class D
07/10/2024	4.070%	4,000,000	4,116,919
Subordinated Series 2018-4 Class C
01/13/2025	3.970%	4,271,497	4,327,398
Subordinated Series 2019-2 Class B
05/12/2023	3.050%	4,986,006	5,004,823
Subordinated Series 2020-2 Class B
09/13/2024	2.480%	6,000,000	6,139,234
Subordinated Series 2020-3 Class B
08/13/2024	1.150%	4,750,000	4,770,973
AmeriCredit Automobile Receivables Trust
Series 2020-2 Class A2A
12/18/2023	0.600%	1,500,000	1,502,423
Avant Loans Funding Trust(a)
Series 2019-A Class A
07/15/2022	3.480%	47,015	47,024
Series 2020-REV1 Class A
05/15/2029	2.170%	7,300,000	7,289,414
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2015-2A Class A
12/20/2021	2.630%	2,933,333	2,937,718
Series 2016-1A Class A
06/20/2022	2.990%	1,850,000	1,865,710
BCC Funding XVII LLC(a)
Series 2020-1 Class A2
08/20/2025	0.910%	4,000,000	3,999,358
Carmax Auto Owner Trust
Series 2019-3 Class A3
08/15/2024	2.180%	2,255,000	2,310,233
Carvana Auto Receivables Trust(a)
Series 2019-1A Class A3
11/15/2022	3.080%	1,815,376	1,821,328
Subordinated Series 2019-3A Class B
04/15/2024	2.510%	22,789,000	23,223,358
CCG Receivables Trust(a)
Series 20 18-1 Class A2
06/16/2025	2.500%	141,512	141,776
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-1 Class A2
09/14/2026	2.800%	3,883,357	3,893,091
Series 2019-2 Class A2
03/15/2027	2.110%	4,246,953	4,309,085
Series 2020-1 Class A2
12/14/2027	0.540%	10,250,000	10,250,501
Chase Auto Credit-Linked Notes(a)
Subordinated Series 2020-1 Class B
01/25/2028	0.991%	6,500,000	6,504,020
Chesapeake Funding II LLC(a),(b)
Series 2017-2A Class A2
1-month USD LIBOR + 0.450% Floor 0.450% 05/15/2029	0.598%	517,245	517,222
Chesapeake Funding II LLC(a)
Series 2017-4A Class A1
11/15/2029	2.120%	1,381,531	1,386,998
Series 2018-2A Class A1
08/15/2030	3.230%	944,403	957,701
CIG Auto Receivables Trust(a)
Series 2020-1A Class A
10/12/2023	0.680%	8,711,228	8,714,946
CNH Equipment Trust
Series 2018-A Class A4
04/15/2025	3.300%	1,270,000	1,324,680
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	14,594	14,580
Series 2019-A Class A
10/16/2023	3.400%	274,437	275,315
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	923,446	927,996
Credit Acceptance Auto Loan Trust(a)
Series 2018-3A Class A
08/15/2027	3.550%	6,018,958	6,086,615
Series 2020-1A Class A
02/15/2029	2.010%	4,860,000	4,963,909
Dell Equipment Finance Trust(a)
Series 2020-1 Class A2
06/22/2022	2.260%	9,475,000	9,612,592
Dext ABS LLC(a),(c)
Series 2020-1 Class A
02/16/2027	1.460%	23,000,000	22,999,515
Discover Card Execution Note Trust
Series 2019-A1 Class A1
07/15/2024	3.040%	3,350,000	3,462,356
Columbia Ultra Short Term Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DLL LLC(a)
Series 2018-ST2 Class A3
01/20/2022	3.460%	1,531,648	1,543,004
Series 2018-ST2 Class A4
06/20/2024	3.590%	11,077,000	11,341,199
Series 2019-DA1 Class A3
04/20/2023	2.890%	16,000,000	16,239,262
Series 2019-MT3 Class A2
01/20/2022	2.130%	600,552	603,675
Series 2019-MT3 Class A3
02/21/2023	2.080%	30,278,000	30,804,534
DLL Securitization Trust(a)
Series 2017-A Class A3
12/15/2021	2.140%	1,155,183	1,155,291
Series 2017-A Class A4
11/17/2025	2.430%	1,233,000	1,245,531
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	8,402,605	8,491,375
Series 2019-2 Class A3
03/15/2023	3.040%	1,005,605	1,006,768
Series 2019-2 Class C
06/16/2025	3.420%	700,000	718,287
Series 2020-2 Class A2A
07/17/2023	0.850%	3,244,481	3,249,439
Subordinated Series 2018-1 Class D
05/15/2024	3.810%	4,027,085	4,114,845
Subordinated Series 2018-3 Class D
09/16/2024	4.300%	7,966,000	8,298,036
Subordinated Series 2018-4 Class D
01/15/2026	4.090%	6,825,000	7,116,159
Subordinated Series 2020-1 Class B
07/15/2024	2.080%	15,000,000	15,280,781
DT Auto Owner Trust(a)
Series 2018-2A Class C
03/15/2024	3.670%	7,534,882	7,563,389
Series 2019-3A Class B
05/15/2023	2.600%	3,650,000	3,683,561
Series 2019-3A Class C
04/15/2025	2.740%	8,900,000	9,083,726
Series 2020-1A Class A
09/15/2023	1.940%	4,364,112	4,389,300
Series 2020-2A Class B
03/16/2026	2.080%	2,500,000	2,550,675
Series 2020-3A Class A
04/15/2024	0.540%	5,733,048	5,737,527
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2017-4A Class D
07/17/2023	3.470%	1,711,883	1,720,315
Subordinated Series 2018-3A Class C
07/15/2024	3.790%	17,500,000	17,820,477
Subordinated, Series 2017-1A Class D
11/15/2022	3.550%	1,010,802	1,012,007
Enterprise Fleet Financing LLC(a)
Series 2017-3 Class A3
05/20/2023	2.360%	5,106,312	5,159,144
Series 2019-1 Class A2
10/20/2024	2.980%	12,178,962	12,407,373
Exeter Automobile Receivables Trust(a)
Series 2019-2A Class C
03/15/2024	3.300%	6,500,000	6,652,883
Series 2019-4A Class A
01/17/2023	2.180%	1,492,361	1,497,545
Series 2020-2A Class A
08/15/2023	1.130%	2,034,333	2,039,822
Series 2020-2A Class B
07/15/2024	2.080%	4,000,000	4,052,814
Subordinated Series 2018-4A Class C
09/15/2023	3.970%	18,947,234	19,221,114
Subordinated Series 2019-1A Class B
02/15/2023	3.450%	2,495,214	2,499,920
Fifth Third Auto Trust
Series 2017-1 Class A3
02/15/2022	1.800%	316,435	316,517
Series 2017-1 Class A4
07/15/2024	2.030%	5,500,000	5,532,288
Ford Credit Auto Lease Trust
Series 2019-A Class A4
06/15/2022	2.980%	6,500,000	6,610,141
Series 2019-B Class A3
10/15/2022	2.220%	6,835,000	6,921,700
Ford Credit Auto Owner Trust(a)
Series 2016-1 Class A
08/15/2027	2.310%	12,000,000	12,068,812
Series 2016-2 Class A
12/15/2027	2.030%	12,000,000	12,126,793
Series 2017-1 Class A
08/15/2028	2.620%	14,499,000	14,906,193
Ford Credit Floorplan Master Owner Trust A
Series 2018-3 Class A1
10/15/2023	3.520%	15,242,000	15,688,917
GLS Auto Receivables Issuer Trust(a)
Series 2019-3A Class A
07/17/2023	2.580%	3,641,596	3,674,005

2	Columbia Ultra Short Term Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-4A Class A
11/15/2023	2.470%	4,041,566	4,082,353
Series 2020-1A Class A
02/15/2024	2.170%	4,418,869	4,466,289
Series 2020-2A Class A
08/15/2024	1.580%	20,519,949	20,701,372
GM Financial Automobile Leasing Trust
Series 2018-3 Class A3
06/21/2021	3.180%	31,757	31,800
Series 2019-1 Class A4
12/20/2022	3.080%	12,400,000	12,573,715
Series 2020-2 Class A2A
10/20/2022	0.710%	1,500,000	1,504,101
GM Financial Consumer Automobile Receivables Trust
Series 2018-3 Class A3
05/16/2023	3.020%	2,850,906	2,895,047
Hertz Fleet Lease Funding LP(a),(b)
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% Floor 0.650% 04/10/2031	0.795%	1,073,813	1,073,102
Hertz Vehicle Financing II LP(a)
Series 2015-3A Class A
09/25/2021	2.670%	1,224,544	1,223,327
Series 2016-2A Class A
03/25/2022	2.950%	3,173,849	3,188,259
Honda Auto Receivables Owner Trust
Series 2019-1 Class A3
03/20/2023	2.830%	2,000,000	2,040,692
HPEFS Equipment Trust(a)
Series 2019-1A Class B
09/20/2029	2.320%	1,512,000	1,529,693
Series 2020-1A Class A2
02/20/2030	1.730%	2,500,000	2,515,521
Series 2020-2A Class A2
07/22/2030	0.650%	17,000,000	17,032,926
Hyundai Auto Receivables Trust
Series 2020-A Class A2
04/17/2023	1.510%	9,250,000	9,323,822
John Deere Owner Trust
Series 2017-B Class A3
10/15/2021	1.820%	8,895	8,897
Kubota Credit Owner Trust(a)
Series 2018-1A Class A3
08/15/2022	3.100%	1,266,341	1,282,645
Series 2020-1A Class A2
12/15/2022	1.920%	7,000,000	7,072,896
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2019-2A Class A
07/16/2029	3.130%	1,285,863	1,298,495
Series 2020-1A Class A
03/15/2030	2.240%	11,309,621	11,389,516
Series 2020-2A Class A
09/16/2030	1.020%	4,358,804	4,366,526
MMAF Equipment Finance LLC(a)
Series 2016-AA Class A4
01/17/2023	1.760%	535,223	537,265
Series 2017-B Class A4
11/15/2024	2.410%	1,200,000	1,226,005
Series 2020-A Class A2
04/09/2024	0.740%	1,250,000	1,253,379
MVW Owner Trust(a)
Series 2017-1A Class A
12/20/2034	2.420%	6,116,464	6,231,224
NextGear Floorplan Master Owner Trust(a)
Series 2018-2A Class A2
10/16/2023	3.690%	12,325,000	12,681,665
Nissan Auto Receivables Trust
Series 2020-A Class A2
12/15/2022	1.450%	6,765,075	6,805,549
NMEF Funding LLC(a)
Series 2019-A Class A
08/17/2026	2.730%	4,218,304	4,237,963
NRZ Advance Receivables Trust(a)
Series 2020-T3 Class AT3
10/15/2052	1.317%	13,150,000	13,146,640
Octane Receivables Trust(a)
Series 2020-1A Class A
02/20/2025	1.710%	33,050,000	33,010,277
OneMain Direct Auto Receivables Trust(a)
Series 2018-1A Class A
12/16/2024	3.430%	21,479,782	21,737,789
Subordinated Series 2018-1A Class C
10/14/2025	3.850%	6,715,000	6,895,730
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	5,352,000	5,407,950
Pagaya AI Debt Selection Trust(a)
Series 2020-3 Class A
05/17/2027	2.100%	15,150,000	15,149,864
Prosper Marketplace Issuance Trust(a)
Series 2019-2A Class B
09/15/2025	3.690%	2,400,000	2,418,375
Series 2019-3A Class A
07/15/2025	3.190%	1,064,072	1,069,575

Columbia Ultra Short Term Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Drive Auto Receivables Trust
Series 2020-2 Class A2A
05/15/2023	0.620%	3,000,000	3,003,165
Series 2020-3 Class A2
09/15/2023	0.460%	10,000,000	10,005,572
Subordinated Series 2018-1 Class C
03/15/2024	2.960%	5,103,533	5,138,757
Subordinated Series 2020-1 Class B
11/15/2024	3.030%	11,417,000	11,894,562
SCF Equipment Leasing(a)
Series 2019-2A Class A1
06/20/2024	2.220%	4,161,999	4,181,437
SCF Equipment Leasing LLC(a)
Series 2019-1A Class A1
03/20/2023	3.040%	400,741	401,142
Series 2020-1A Class A2
10/20/2025	0.680%	5,500,000	5,510,541
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	2,415,937	2,430,280
SoFi Consumer Loan Program LLC(a),(d)
Subordinated Series 2016-5 Class B
09/25/2028	4.550%	2,579,247	2,618,469
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A2
02/25/2027	3.140%	2,800,892	2,816,185
Series 2018-2 Class A2
04/26/2027	3.350%	164,307	165,108
Series 2018-3 Class B
08/25/2027	4.020%	7,950,000	8,171,441
Series 2018-4 Class A
11/26/2027	3.540%	1,242,920	1,250,359
Series 2019-2 Class A
04/25/2028	3.010%	8,164,001	8,243,239
Series 2019-3 Class A
05/25/2028	2.900%	13,474,959	13,630,202
Series 2019-4 Class A
08/25/2028	2.450%	5,012,545	5,063,894
Series 2020-1 Class A
01/25/2029	2.020%	4,581,366	4,631,509
SoFi Professional Loan Program LLC(a)
Series 2018-A Class A2A
02/25/2042	2.390%	40,986	40,994
TCF Auto Receivables Owner Trust(a)
Series 2016-PT1A Class A
06/15/2022	1.930%	134,366	134,469
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Theorem Funding Trust(a)
Series 2020-1A Class A
10/15/2026	2.480%	10,147,061	10,214,451
Toyota Auto Receivables Owner Trust
Series 2020-B Class A2
12/15/2022	1.380%	5,422,670	5,452,599
United Auto Credit Securitization Trust(a)
Series 2020-1 Class A
05/10/2022	0.850%	2,137,491	2,138,004
Series 2020-1 Class B
11/10/2022	1.470%	6,000,000	6,003,212
Upgrade Receivables Trust(a)
Series 2019-2A Class A
10/15/2025	2.770%	265,992	266,586
Upstart Pass-Through Trust(a),(c)
Series 2020-ST6 Class A
01/20/2027	3.000%	5,000,000	5,000,000
Upstart Securitization Trust(a)
Series 2020-3 Class A
11/20/2030	1.702%	13,558,000	13,540,581
Verizon Owner Trust
Series 2018-A Class A1A
04/20/2023	3.230%	7,000,000	7,100,878
Volvo Financial Equipment Master Owner Trust(a),(b)
Series 2017-A Class A
1-month USD LIBOR + 0.500% 11/15/2022	0.648%	2,750,000	2,750,147
Westlake Automobile Receivables Trust(a)
Series 2018-3A Class B
10/16/2023	3.320%	3,675,020	3,682,690
Series 2019-2A Class A2A
02/15/2023	2.570%	5,420,020	5,452,086
Series 2019-3A Class A2
02/15/2023	2.150%	9,843,580	9,910,540
Series 2020-2A Class A2A
02/15/2024	0.930%	16,231,000	16,289,951
Subordinated Series 2018-1A Class D
05/15/2023	3.410%	7,938,241	8,005,045
Subordinated Series 2018-3A Class C
10/16/2023	3.610%	3,826,000	3,878,133
Subordinated Series 2019-1A Class C
03/15/2024	3.450%	3,975,000	4,063,155
Subordinated Series 2019-2A Class C
07/15/2024	2.840%	5,750,000	5,871,675
Subordinated Series 2019-3A Class B
10/15/2024	2.410%	10,000,000	10,169,906

4	Columbia Ultra Short Term Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wheels SPV 2 LLC(a)
Series 2018-1A Class A2
04/20/2027	3.060%	163,109	163,915
World Omni Auto Receivables Trust
Series 2017-A Class A3
09/15/2022	1.930%	1,334,750	1,339,347
Series 2018-B Class A4
06/17/2024	3.030%	1,750,000	1,817,553
Series 2018-C Class A3
11/15/2023	3.130%	5,481,245	5,583,029
Series 2018-D Class A3
04/15/2024	3.330%	2,435,078	2,491,154
Series 2020-A Class A3
01/17/2023	1.700%	8,125,000	8,284,502
World Omni Automobile Lease Securitization Trust
Series 2019-B Class A3
11/15/2022	2.030%	12,000,000	12,234,004
World Omni Select Auto Trust
Series 2020-A Class A2
06/17/2024	0.470%	7,325,000	7,319,175
Total Asset-Backed Securities — Non-Agency (Cost $960,112,066)			962,499,262

Commercial Mortgage-Backed Securities - Non-Agency 1.0%

CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A1
05/10/2058	1.501%	137,290	137,263
DBUBS Mortgage Trust(a)
Series 2011-LC2A Class A1
07/10/2044	3.527%	105,681	105,992
GS Mortgage Securities Trust
Series 2016-GS3 Class A2
10/10/2049	2.484%	3,100,000	3,107,017
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	1.048%	2,811,879	2,800,494
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2 Class A2
06/15/2049	2.662%	1,408,320	1,427,367
UBS Commercial Mortgage Trust
Series 2012-C1 Class AAB
05/10/2045	3.002%	2,238,088	2,257,333
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1 Class AAB
01/10/2045	3.187%	323,787	326,118
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 Class ASB
10/15/2045	2.528%	2,303,197	2,331,303
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.750% Floor 0.750% 12/15/2034	0.899%	11,000,000	10,698,616
WF-RBS Commercial Mortgage Trust
Series 2012-C6 Class A4
04/15/2045	3.440%	4,405,776	4,470,684
Series 2012-C8 Class ASB
08/15/2045	2.559%	1,913,859	1,930,534
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $29,768,696)			29,592,721

Commercial Paper 0.7%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Environmental 0.7%
Waste Management, Inc.
Series 204-2
09/10/2021	0.460%	20,000,000	19,920,880
Total Commercial Paper (Cost $19,921,500)			19,920,880

Corporate Bonds & Notes 50.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.9%
BAE Systems PLC(a)
10/11/2021	4.750%	10,080,000	10,475,658
General Dynamics Corp.(b)
3-month USD LIBOR + 0.380% 05/11/2021	0.633%	6,831,000	6,842,268
L3Harris Technologies, Inc.
02/15/2021	4.950%	7,001,000	7,022,692
Northrop Grumman Corp.
10/15/2022	2.550%	14,000,000	14,565,857
Raytheon Technologies Corp.(a)
12/15/2022	2.500%	13,970,000	14,472,198
Total			53,378,673
Automotive 0.7%
Toyota Motor Credit Corp.(b)
SOFR + 0.340% 10/14/2022	2.000%	20,000,000	20,011,145

Columbia Ultra Short Term Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 17.2%
American Express Co.(b)
3-month USD LIBOR + 0.620% 05/20/2022	0.873%	5,475,000	5,509,135
American Express Credit Corp.(b)
3-month USD LIBOR + 0.700% 03/03/2022	0.951%	10,561,000	10,630,197
Australia & New Zealand Banking Group Ltd.(a),(b)
3-month USD LIBOR + 0.710% 05/19/2022	0.978%	2,500,000	2,520,057
3-month USD LIBOR + 0.580% 11/09/2022	0.823%	8,760,000	8,825,485
Bank of America Corp.(b)
3-month USD LIBOR + 1.000% 04/24/2023	1.215%	27,582,000	27,851,441
Bank of Montreal(b)
3-month USD LIBOR + 0.570% 03/26/2022	0.803%	4,279,000	4,302,147
3-month USD LIBOR + 0.630% 09/11/2022	0.880%	5,533,000	5,578,172
Bank of New York Mellon Corp. (The)
02/07/2022	2.600%	4,505,000	4,627,011
08/23/2022	1.950%	4,075,000	4,196,301
Bank of Nova Scotia (The)(b)
3-month USD LIBOR + 0.640% 03/07/2022	0.888%	6,860,000	6,904,839
SOFR + 0.550% 09/15/2023	2.000%	10,000,000	10,023,085
Barclays Bank PLC(b)
3-month USD LIBOR + 0.460% 01/11/2021	0.684%	1,235,000	1,235,531
Canadian Imperial Bank of Commerce(b)
3-month USD LIBOR + 0.720% 06/16/2022	0.957%	13,763,000	13,890,796
Capital One Financial Corp.(b)
3-month USD LIBOR + 0.950% 03/09/2022	1.192%	13,873,000	13,989,062
Citigroup, Inc.(b)
3-month USD LIBOR + 0.690% 10/27/2022	0.907%	26,448,000	26,602,138
Commonwealth Bank of Australia(a),(b)
3-month USD LIBOR + 0.700% 03/10/2022	0.950%	5,903,000	5,946,177
Cooperatieve Rabobank UA(b)
3-month USD LIBOR + 0.830% 01/10/2022	1.054%	12,879,000	12,986,522
3-month USD LIBOR + 0.480% 01/10/2023	0.704%	5,251,000	5,277,316
Discover Bank
08/09/2021	3.200%	14,696,000	14,977,726
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DNB Bank ASA(a),(b)
3-month USD LIBOR + 0.620% 12/02/2022	0.861%	11,825,000	11,917,714
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 1.110% 04/26/2022	1.325%	22,105,000	22,188,940
HSBC Holdings PLC(b)
3-month USD LIBOR + 1.500% 01/05/2022	1.734%	3,123,000	3,163,159
HSBC Holdings PLC(e)
03/13/2023	3.262%	14,760,000	15,267,917
ING Bank NV(a)
08/15/2021	2.050%	6,000,000	6,082,063
JPMorgan Chase & Co.(e)
04/01/2023	3.207%	23,595,000	24,517,709
Lloyds Bank PLC
05/07/2021	3.300%	14,950,000	15,178,068
Morgan Stanley(b)
SOFR + 0.700% 01/20/2023	0.781%	25,954,000	26,023,444
National Australia Bank Ltd.(a),(b)
3-month USD LIBOR + 0.410% 12/13/2022	0.659%	15,000,000	15,061,251
PNC Bank NA(b)
3-month USD LIBOR + 0.500% 07/27/2022	0.717%	18,043,000	18,146,976
3-month USD LIBOR + 0.430% 12/09/2022	0.672%	900,000	902,721
Royal Bank of Canada(b)
3-month USD LIBOR + 0.360% 01/17/2023	0.578%	15,000,000	15,027,815
Skandinaviska Enskilda Banken AB(a),(b)
3-month USD LIBOR + 0.645% 12/12/2022	0.894%	11,150,000	11,247,637
Svenska Handelsbanken AB(a)
06/30/2023	0.625%	15,670,000	15,730,751
Toronto-Dominion Bank (The)(b)
3-month USD LIBOR + 0.530% 12/01/2022	0.776%	6,839,000	6,884,930
SOFR + 0.450% 09/28/2023	0.700%	10,000,000	10,014,186
Truist Bank(b)
3-month USD LIBOR + 0.590% 08/02/2022	0.804%	8,765,000	8,790,631
Truist Financial Corp.(b)
3-month USD LIBOR + 0.650% 04/01/2022	0.875%	11,570,000	11,639,855
UBS AG(a)
04/21/2022	1.750%	16,000,000	16,292,024

6	Columbia Ultra Short Term Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Bank NA(b)
3-month USD LIBOR + 0.180% 01/21/2022	0.389%	14,000,000	14,015,883
Wells Fargo & Co.(b)
3-month USD LIBOR + 0.930% 02/11/2022	1.183%	22,641,000	22,687,306
Westpac Banking Corp.(b)
3-month USD LIBOR + 0.850% 01/11/2022	1.071%	10,946,000	11,035,248
3-month USD LIBOR + 0.710% 06/28/2022	0.943%	2,500,000	2,521,784
Total			490,211,150
Cable and Satellite 1.2%
Sky PLC(a)
11/26/2022	3.125%	14,952,000	15,749,226
Time Warner Cable LLC
09/01/2021	4.000%	17,919,000	18,260,802
Total			34,010,028
Chemicals 0.7%
DuPont de Nemours, Inc.(b)
3-month USD LIBOR + 1.110% 11/15/2023	1.390%	3,680,000	3,720,885
LYB International Finance III LLC(b)
3-month USD LIBOR + 1.000% 10/01/2023	1.230%	15,000,000	15,007,712
Total			18,728,597
Construction Machinery 1.0%
Caterpillar Financial Services Corp.(b)
3-month USD LIBOR + 0.220% 01/06/2022	0.454%	5,000,000	5,006,069
3-month USD LIBOR + 0.735% 05/13/2022	0.989%	10,090,000	10,180,239
John Deere Capital Corp.(b)
3-month USD LIBOR + 0.260% 09/10/2021	0.510%	6,621,000	6,634,208
John Deere Capital Corp.
07/05/2022	0.550%	7,000,000	7,024,455
Total			28,844,971
Diversified Manufacturing 1.7%
Carrier Global Corp.(a)
02/15/2023	1.923%	10,385,000	10,688,942
General Electric Co.
09/07/2022	3.150%	20,080,000	20,951,902
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Honeywell International, Inc.(b)
3-month USD LIBOR + 0.230% 08/19/2022	0.498%	18,027,000	18,037,458
Total			49,678,302
Electric 5.6%
American Electric Power Co., Inc.
11/13/2020	2.150%	5,000,000	5,003,300
CenterPoint Energy, Inc.
09/01/2022	2.500%	7,925,000	8,191,969
Consolidated Edison Co. of New York, Inc.(b)
3-month USD LIBOR + 0.400% 06/25/2021	0.625%	10,608,000	10,630,977
Dominion Energy, Inc.(b)
3-month USD LIBOR + 0.530% 09/15/2023	0.776%	10,000,000	10,027,299
DTE Energy Co.
11/01/2022	2.250%	13,000,000	13,438,468
Duke Energy Progress LLC(b)
3-month USD LIBOR + 0.180% 02/18/2022	0.433%	14,000,000	13,997,149
Emera U.S. Finance LP
06/15/2021	2.700%	10,668,000	10,793,825
Eversource Energy
03/15/2022	2.750%	9,645,000	9,928,851
Exelon Corp.
04/15/2021	2.450%	1,015,000	1,022,304
Florida Power & Light Co.(b)
3-month USD LIBOR + 0.380% 07/28/2023	0.602%	10,000,000	10,006,083
National Rural Utilities Cooperative Finance Corp.
03/15/2021	2.900%	5,000,000	5,048,902
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.720% 02/25/2022	0.970%	8,340,000	8,403,589
PacifiCorp
02/01/2022	2.950%	6,508,000	6,674,659
PPL Capital Funding, Inc.
12/01/2022	3.500%	15,000,000	15,802,212
Public Service Enterprise Group, Inc.
11/15/2022	2.650%	13,283,000	13,857,764
Southern Power Co.
12/15/2021	2.500%	7,758,000	7,926,545
Xcel Energy, Inc.
03/15/2021	2.400%	8,012,000	8,057,772
Total			158,811,668

Columbia Ultra Short Term Bond Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 2.0%
ConAgra Foods, Inc.
09/15/2022	3.250%	7,080,000	7,435,909
01/25/2023	3.200%	6,500,000	6,826,320
Diageo Investment Corp.
05/11/2022	2.875%	12,000,000	12,451,702
Mondelez International Holdings Netherlands BV(a)
10/28/2021	2.000%	15,192,000	15,412,980
PepsiCo, Inc.(b)
3-month USD LIBOR + 0.365% 05/02/2022	0.579%	10,875,000	10,915,015
Tyson Foods, Inc.
08/23/2021	2.250%	4,884,000	4,950,918
Total			57,992,844
Health Care 2.5%
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	1.278%	18,694,000	18,831,576
Cardinal Health, Inc.(b)
3-month USD LIBOR + 0.770% 06/15/2022	1.020%	5,000,000	5,032,187
Cardinal Health, Inc.
06/15/2022	2.616%	5,000,000	5,157,196
Cigna Corp.(b)
3-month USD LIBOR + 0.890% 07/15/2023	1.127%	17,077,000	17,248,693
CVS Health Corp.(b)
3-month USD LIBOR + 0.720% 03/09/2021	0.962%	16,779,000	16,815,607
McKesson Corp.
11/30/2020	3.650%	6,680,000	6,697,582
12/15/2022	2.700%	1,560,000	1,621,298
Total			71,404,139
Healthcare Insurance 0.7%
Anthem, Inc.
12/01/2022	2.950%	12,368,000	12,968,519
UnitedHealth Group, Inc.
07/15/2022	3.350%	5,332,000	5,605,168
Total			18,573,687
Independent Energy 0.3%
Woodside Finance Ltd.(a)
05/10/2021	4.600%	9,608,000	9,705,348
Integrated Energy 1.1%
BP Capital Markets PLC
11/01/2021	3.561%	15,330,000	15,802,226
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chevron USA, Inc.(b)
3-month USD LIBOR + 0.110% 08/12/2022	0.367%	15,000,000	14,998,205
Total			30,800,431
Life Insurance 0.9%
American International Group, Inc.
03/01/2021	3.300%	10,555,000	10,630,528
Metropolitan Life Global Funding I(a)
06/17/2022	2.400%	10,815,000	11,155,236
Pricoa Global Funding I(a)
09/21/2022	2.450%	1,815,000	1,884,815
Principal Life Global Funding II(a)
11/21/2021	2.375%	715,000	729,570
Total			24,400,149
Media and Entertainment 1.6%
Discovery Communications LLC
03/20/2023	2.950%	15,225,000	16,033,587
RELX Capital, Inc.
03/16/2023	3.500%	12,835,000	13,670,267
Walt Disney Co. (The)(b)
3-month USD LIBOR + 0.390% 03/04/2022	0.641%	17,117,000	17,167,508
Total			46,871,362
Midstream 1.6%
Enterprise Products Operating LLC
02/01/2022	3.500%	12,070,000	12,524,399
Kinder Morgan Energy Partners LP
03/01/2021	3.500%	1,864,000	1,872,918
Kinder Morgan, Inc.(a)
02/15/2021	5.000%	3,585,000	3,616,321
Kinder Morgan, Inc.
01/15/2023	3.150%	5,000,000	5,239,536
Plains All American Pipeline LP/Finance Corp.
02/01/2021	5.000%	6,745,000	6,745,000
Williams Companies, Inc. (The)
03/15/2022	3.600%	11,995,000	12,405,927
08/15/2022	3.350%	2,148,000	2,228,878
Total			44,632,979
Natural Gas 0.4%
Southern California Gas Co.(b)
3-month USD LIBOR + 0.350% 09/14/2023	0.900%	10,000,000	10,001,337

8	Columbia Ultra Short Term Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 2.3%
AbbVie, Inc.(a),(b)
3-month USD LIBOR + 0.650% 11/21/2022	0.897%	17,000,000	17,079,179
Amgen, Inc.
05/11/2022	2.650%	15,000,000	15,482,279
Bristol-Myers Squibb Co.(b)
3-month USD LIBOR + 0.380% 05/16/2022	0.660%	8,170,000	8,193,199
Gilead Sciences, Inc.(b)
3-month USD LIBOR + 0.150% 09/17/2021	0.370%	1,985,000	1,985,932
3-month USD LIBOR + 0.520% 09/29/2023	0.750%	15,000,000	15,020,443
Pfizer, Inc.
12/15/2021	2.200%	6,200,000	6,332,911
Roche Holdings, Inc.(a)
01/28/2022	1.750%	1,000,000	1,016,142
Total			65,110,085
Property & Casualty 0.8%
Chubb INA Holdings, Inc.
11/03/2022	2.875%	13,188,000	13,784,727
Loews Corp.
05/15/2023	2.625%	7,775,000	8,149,430
Total			21,934,157
Railroads 0.5%
Burlington Northern Santa Fe LLC
09/15/2021	3.450%	6,905,000	7,037,387
Canadian National Railway Co.
11/15/2022	2.250%	6,175,000	6,363,701
Total			13,401,088
Refining 0.2%
Marathon Petroleum Corp.
03/01/2021	5.125%	6,393,000	6,489,706
Retailers 0.3%
Lowe’s Companies, Inc.
04/15/2021	3.750%	7,000,000	7,048,089
Walmart, Inc.(b)
3-month USD LIBOR + 0.230% 06/23/2021	0.453%	2,867,000	2,870,822
Total			9,918,911
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.3%
Kroger Co. (The)
01/15/2021	3.300%	5,981,000	6,001,756
11/01/2021	2.950%	2,219,000	2,270,461
Total			8,272,217
Technology 3.1%
Apple, Inc.(b)
3-month USD LIBOR + 0.500% 02/09/2022	0.743%	11,459,000	11,521,506
Broadcom Corp./Cayman Finance Ltd.
01/15/2023	2.650%	18,826,000	19,582,078
IBM Credit LLC
11/30/2020	3.450%	5,620,000	5,634,903
Intel Corp.(b)
3-month USD LIBOR + 0.350% 05/11/2022	0.603%	10,864,000	10,905,627
NXP BV/Funding LLC(a)
09/01/2022	3.875%	13,616,000	14,394,109
Oracle Corp.
05/15/2022	2.500%	3,000,000	3,088,743
10/15/2022	2.500%	8,459,000	8,808,287
QUALCOMM, Inc.
05/20/2022	3.000%	10,000,000	10,409,547
QUALCOMM, Inc.(b)
3-month USD LIBOR + 0.730% 01/30/2023	0.944%	4,209,000	4,253,122
Total			88,597,922
Transportation Services 0.0%
ERAC U.S.A. Finance LLC(a)
10/15/2022	3.300%	800,000	838,994
Wireless 0.4%
American Tower Corp.
01/15/2022	2.250%	12,095,000	12,355,225
Wirelines 1.5%
AT&T, Inc.
06/30/2022	3.000%	19,929,000	20,679,514
Orange SA
09/14/2021	4.125%	6,568,000	6,777,848
Telefonica Emisiones SAU
02/16/2021	5.462%	7,124,000	7,225,731

Columbia Ultra Short Term Bond Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
03/15/2021	3.450%	8,500,000	8,596,457
Total			43,279,550
Total Corporate Bonds & Notes (Cost $1,433,150,338)			1,438,254,665

Foreign Government Obligations(f) 0.9%

Canada 0.9%
Province of Ontario
06/29/2022	2.450%	13,000,000	13,454,635
Province of Quebec
01/31/2022	2.375%	13,266,000	13,607,705
Total			27,062,340
Total Foreign Government Obligations (Cost $26,960,397)			27,062,340

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.255% Cap 11.158% 02/01/2036	3.935%	60,790	64,208
Federal National Mortgage Association(b)
12-month USD LIBOR + 2.130% Floor 2.130%, Cap 10.130% 03/01/2034	4.130%	115,023	115,138
Total Residential Mortgage-Backed Securities - Agency (Cost $174,877)			179,346

Residential Mortgage-Backed Securities - Non-Agency 5.3%

Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.449%	369,023	368,965
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.249%	768,181	765,250
CMO Series 2020-2A Class M1A
1-month USD LIBOR + 2.300% Floor 2.300% 08/26/2030	2.448%	7,825,000	7,846,379
Bellemeade Re Ltd.(a),(b),(c)
CMO Series 2020-3A Class M1A
1-month USD LIBOR + 2.000% Floor 2.000% 10/25/2030	2.148%	9,800,000	9,799,671
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2019-IMC1 Class A1
07/25/2049	2.720%	4,061,975	4,126,685
CMO Series 2019-IMC1 Class A2
07/25/2049	2.930%	1,407,476	1,431,274
CSMC Ltd.(a)
CMO Subordinated Series 2020-BPL2 Class A1
03/25/2026	3.453%	15,884,478	15,884,832
Deephaven Residential Mortgage Trust(a)
CMO Series 2020-2 Class A1
05/25/2065	1.692%	8,370,748	8,406,738
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2020-DNA5 Class M1
30-day Average SOFR + 1.300% 10/25/2050	1.387%	7,350,000	7,350,002
Home RE Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 2.600% Floor 2.600% 10/25/2030	2.744%	14,250,000	14,249,769
Mello Warehouse Securitization Trust(a),(b),(g)
CMO Series 2020-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 10/25/2053	1.049%	20,000,000	20,000,000
Mortgage Repurchase Agreement Financing Trust(a),(b)
CMO Series 2020-1 Class A1
1-month USD LIBOR + 2.000% Floor 2.000% 04/30/2022	2.145%	12,000,000	12,011,404
CMO Series 2020-2 Class A1
1-month USD LIBOR + 1.750% Floor 1.750% 05/29/2022	1.897%	4,750,000	4,750,120
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2020-NPL2 Class A1
08/25/2060	3.228%	5,028,679	5,028,168
Oaktown Re V Ltd.(a),(b)
Subordinated CMO Series 2020-2A Class M1A
1-month USD LIBOR + 2.400% Floor 2.400% 10/25/2030	2.543%	3,800,000	3,800,013
Pretium Mortgage Credit Partners I LLC(a),(d),(g),(h)
CMO Series 2020-NPL3 Class A1
06/27/2060	3.105%	11,450,000	11,450,000
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1A
1-month USD LIBOR + 1.200% Floor 1.200% 06/25/2029	1.349%	565,873	565,622

10	Columbia Ultra Short Term Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(d)
CMO Series 2018-3 Class A3
10/25/2058	4.282%	4,609,048	4,617,275
CMO Series 2019-1 Class A2
02/25/2059	3.938%	2,365,165	2,381,638
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	1,626,690	1,662,473
CMO Series 2020-1 Class A1
01/25/2060	2.417%	3,279,496	3,339,497
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	10,218,366	10,217,496
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $149,775,676)			150,053,271

Treasury Bills 4.0%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 4.0%
U.S. Treasury Bills
12/24/2020	0.090%	113,000,000	112,985,422
Total Treasury Bills (Cost $112,981,931)			112,985,422

U.S. Government & Agency Obligations 2.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.(b)
1-month USD LIBOR + -0.025% 05/28/2021	0.127%	13,000,000	12,999,088
1-month USD LIBOR + 0.160% 10/04/2021	0.300%	14,000,000	14,020,899
1-month USD LIBOR + 0.030% 11/02/2021	0.179%	5,965,000	5,965,081
1-month USD LIBOR + 0.260% 11/23/2021	0.408%	2,250,000	2,255,254
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
1-month USD LIBOR + 0.100% 12/23/2021	0.248%	1,000,000	1,001,146
1-month USD LIBOR + 0.080% 09/06/2022	0.220%	19,000,000	19,013,263
Federal Home Loan Banks(b)
1-month USD LIBOR + -0.010% 03/26/2021	0.139%	5,000,000	5,000,125
Total U.S. Government & Agency Obligations (Cost $60,233,463)			60,254,856

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(i),(j)	85,869,076	85,860,489
Total Money Market Funds (Cost $85,849,725)		85,860,489
Total Investments in Securities (Cost: $2,878,928,669)		2,886,663,252
Other Assets & Liabilities, Net		(37,758,810)
Net Assets		2,848,904,442

At October 31, 2020, securities and/or cash totaling $216,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(600)	12/2020	USD	(132,506,250)	40,358	—
U.S. Treasury 2-Year Note	(150)	12/2020	USD	(33,126,563)	—	(1,457)
Total					40,358	(1,457)
Columbia Ultra Short Term Bond Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2020, the total value of these securities amounted to $1,119,102,786, which represents 39.28% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of October 31, 2020.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2020.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2020.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	Valuation based on significant unobservable inputs.
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2020, the total value of these securities amounted to $11,450,000, which represents 0.40% of total net assets.
(i)	The rate shown is the seven-day current annualized yield at October 31, 2020.
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.128%
	71,788,081	482,048,552	(467,971,016)	(5,128)	85,860,489	204	31,648	85,869,076
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia Ultra Short Term Bond Fund | Quarterly Report 2020

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